Financial Liabilities (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																													1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 16, 2025 USD ($) shares	Sep. 17, 2025 USD ($)	Aug. 31, 2025 USD ($) shares	Aug. 20, 2025 USD ($)	Aug. 18, 2025 USD ($) $ / shares shares	Aug. 16, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 30, 2025 USD ($)	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 17, 2025 USD ($) $ / shares	Feb. 01, 2025 $ / shares shares	Jan. 01, 2025 shares	Nov. 29, 2024 USD ($)	Nov. 22, 2024 USD ($) $ / shares	Sep. 24, 2024 USD ($)	Jun. 12, 2024 USD ($)	May 12, 2024	May 09, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 01, 2024 $ / shares shares	Jul. 07, 2023 USD ($)	Jul. 07, 2023 ILS (₪)	Jun. 11, 2023 USD ($)	Jun. 11, 2023 ILS (₪)	Feb. 28, 2023 USD ($)	Feb. 26, 2023 USD ($)	Feb. 23, 2023 USD ($)	Feb. 23, 2023 ILS (₪)	Jun. 30, 2025 USD ($)	Feb. 28, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 ILS (₪) ₪ / shares shares	Dec. 11, 2025 USD ($)	Nov. 30, 2025 shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 ILS (₪) shares	Sep. 04, 2025 shares	Aug. 31, 2025 ILS (₪) shares	Jul. 31, 2025 USD ($)	Jul. 31, 2025 ILS (₪)	Jul. 30, 2025 shares	Jun. 10, 2025 shares	May 31, 2025 USD ($)	May 31, 2025 ILS (₪)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	Apr. 29, 2025 USD ($)	Feb. 28, 2025 ₪ / shares	Dec. 31, 2024 ILS (₪) shares	Aug. 10, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 ILS (₪)	Apr. 03, 2024 ILS (₪)	Mar. 31, 2024 ₪ / shares	Aug. 23, 2023 USD ($)	Jan. 16, 2023 shares	Sep. 08, 2022 USD ($)	Aug. 09, 2022 USD ($)	Sep. 01, 2021 USD ($)	Sep. 01, 2021 ILS (₪)	Jul. 06, 2020 USD ($)	Jul. 06, 2020 ILS (₪)
Financial Liabilities [Line Items]
Convertible loan agreement																												₪ 10,000						$ 6,000,000
Issued ordinary shares (in Shares) | shares			154																															2,000	230	2,000		66	16	16	34,000	154				16							230							27
Exchange rate (in New Shekels per share) | ₪ / shares																																																										₪ 3.65
Conversion price per share (in Dollars per share) | $ / shares																			$ 135,000															$ 0.0154
Exercise price | (per share)									$ 150,000	$ 75,000																				$ 150,000				$ 0.001		₪ 266,550
Percentage of ownership																																		4.99%
Cash																		$ 1,150,800,000																					$ 100,000																		₪ 25,000
Price per share (in Dollars per share) | ₪ / shares																																																				₪ 266,550
Number of warrant purchased (in Shares) | shares									11
Exercise price (in Dollars per share) | $ / shares																																		$ 29,828,099
Aggregate principal amount	$ 20,525,625,000	$ 2,248,000	$ 7,850,000			$ 11,000,000	$ 2,187,000			$ 11,000,000															$ 2,500,000									$ 47,250,000
Interest rate																																		11.50%	11.50%	11.50%																	11.50%
Aggregate amount																														$ 500,000	$ 500,000
Conversion amount					$ 6,000,000																													$ 50,000
Conversion price percentage																																		43200.00%
Ordinary shares (in Shares) | shares																																		1,770
Converted of shares (in Shares) | shares												6																		6
Purchase price		750,000
Aggregate purchase price			7,000,000				$ 3,625,000																											$ 1,250,000
Trading days																																		20 days
Weighted average exercise price (in Dollars per share) | $ / shares																																			$ 7,500
Percentage of ordinary shares owned																				4.99%
Loan amount													$ 1,000,000		$ 6,000,000																			$ 25,000,000																				$ 4,000,000
Remaining loan amount																																		10,000,000
Business days															5 days
Principal amount													$ 2,000,000			$ 2,000,000																		$ 8,000,000																									$ 2,968,750,000
Percentage of principal amount repaid													8.50%		10.00%	8.50%	7.00%
Percentage of principal amount per annum													15.00%		15.00%	15.00%
Percentage of ordinary shares																																		4.99%
Percentage of outstanding ordinary shares																																		4.99%		4.99%
Finance expenses																													$ 12,291,435					$ 14,020,338
Convertible notes purchase price				$ 14,054,165
Amount of additional notes				$ 6,000,000
Number of days for purchase				60 days
Number of days of remaining balance				90 days
Principal amount			81,000						$ 175,000																					$ 175,000				$ 1,500,000	$ 137,000	₪ 300	$ 1,000,000		$ 94,000	₪ 300		₪ 260	$ 60,000	₪ 190			$ 263,000	₪ 840	$ 141,000	₪ 450	$ 937,500		₪ 500		$ 334,000	₪ 1,200					$ 200,000	$ 1,500,000	$ 309,000	₪ 980	$ 1,452,000	₪ 5,000
Maturity date																																		Aug. 20, 2026
percentage of pro rata portion																																		33.00%
Percentage of market offering redeemed																																		110.00%
Aggregate principal amount		$ 19,840,000
Percentage of new notes		25.00%
Interest and matures
Exchange Agreement [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																																		361		361
Converted amount																																		$ 6,662,682
Two Thousand Twenty Three to Two Thousand Twenty Four Investment by Accredited Investors [Member]
Financial Liabilities [Line Items]
Exercise price | $ / shares									$ 150,000																					$ 150,000
Top of Range [Member]
Financial Liabilities [Line Items]
Percentage of ownership																																		9.99%
Aggregate principal amount																										$ 5,219,000								$ 3,788,000
Percentage of principal amount repaid																8.50%
Percentage of current interest										20.00%
Principal amount																																																															$ 1,934,000	₪ 6,000
Conversion price percentage																																		90.00%
Top of Range [Member] | Exchange Agreement [Member]
Financial Liabilities [Line Items]
Aggregate principal amount																																		$ 11,063,000
Bottom of Range [Member]
Financial Liabilities [Line Items]
Percentage of ownership																																		4.99%
Aggregate principal amount																										$ 349,000
Percentage of principal amount repaid																7.00%
Percentage of current interest										15.00%
Conversion price percentage																																		80.00%
Bottom of Range [Member] | Exchange Agreement [Member]
Financial Liabilities [Line Items]
Aggregate principal amount																																		$ 9,004,000
Akina [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																			25													25
Shayana [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																			8													8
Number of warrant purchased (in Shares) | shares																																			8
Exercise price (in Dollars per share) | $ / shares																																			$ 120,000
Shayna and Akina [Member]
Financial Liabilities [Line Items]
Percentage of ownership																			4.99%
AGP [Member]
Financial Liabilities [Line Items]
Aggregate principal amount		$ 2,248,000
Interest rate																										6.00%
Convertible principal amount														$ 250,000
Aggregate amount														1,800,000																					$ 1,070,000
First conversion, value														320,000
Final conversion, value														230,000
Excess debt														1,800,000
Conversion amount								$ 1,800,000						$ 1,800,000
Conversion price percentage														93.00%
Prevailing market price (in Dollars per share) (in Dollars per share) | $ / shares														$ 60,000
Converted amount																																			$ 500,000
Ordinary shares (in Shares) | shares																																			4
Remaining aggregate amount																																			$ 570,000
Converted of shares (in Shares) | shares																																			8
Purchase price		750,000
2023-2024 Investment by Accredited Investors [Member]
Financial Liabilities [Line Items]
Aggregate purchase price																																	$ 3,100,000
Convertible notes conversion amount																																		$ 375,000
Weighted average price, percentage																																		75.00%
Weighted average exercise price (in Dollars per share) | $ / shares																				$ 3,495,000
2023-2024 Investment by Accredited Investors [Member] | Bottom of Range [Member]
Financial Liabilities [Line Items]
Minimum conversion amount																																		$ 225,000
Second 2023-2024 Accredited Investor SPAs [Member]
Financial Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares																																$ 1
Aggregate principal amount																																$ 550,000,000
Minimum conversion amount																			$ 225,000													$ 225,000
Trading days																																5 days
Weighted average price per share (in Dollars per share) | $ / shares																				$ 225,000
Second Two Thousand Twenty Three to Two Thousand Twenty Four Accredited Investor Financing Transaction [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares									9																					9
Exercise price | $ / shares									$ 171,300																					$ 171,300
Number of warrant purchased (in Shares) | shares									150,000
Mr. Gottdiener [Member]
Financial Liabilities [Line Items]
Conversion amount																																		$ 45,000
Seven Knots [Member]
Financial Liabilities [Line Items]
Conversion price percentage																																		95.00%
Percentage of outstanding ordinary shares																																		4.99%		4.99%
March to November 2024 [Member]
Financial Liabilities [Line Items]
Conversion amount																																		$ 43,200
March to November 2024 [Member]
Financial Liabilities [Line Items]
Conversion price per share (in Dollars per share) | $ / shares					$ 45,000
Converted amount					$ 1,500,000
Exchange Agreement [Member]
Financial Liabilities [Line Items]
Aggregate principal amount		$ 16,420,000
Ordinary Shares [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares					33														34													34													166
Exercise price | $ / shares																			$ 135,000													$ 135,000
Number of warrant purchased (in Shares) | shares																																		13
Ordinary shares (in Shares) | shares																																	1
Pre-funded warrant (in Shares) | shares																																		66
Ordinary Shares [Member] | Two Thousand Twenty Three to Two Thousand Twenty Four Investment by Accredited Investors [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares									9																					9
Ordinary Shares [Member] | Akina [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																			25													25
Ordinary Shares [Member] | Shayana [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																			8													8
Ordinary Shares [Member] | 2023-2024 Investment by Accredited Investors [Member]
Financial Liabilities [Line Items]
Number of warrant purchased (in Shares) | shares																				1
Ordinary Shares [Member] | Second 2023-2024 Accredited Investor SPAs [Member]
Financial Liabilities [Line Items]
Ordinary shares (in Shares) | shares																				1
Ordinary Shares [Member] | Second Two Thousand Twenty Three to Two Thousand Twenty Four Accredited Investor Financing Transaction [Member]
Financial Liabilities [Line Items]
Exercise price | $ / shares											$ 150,000
Number of warrant purchased (in Shares) | shares											11
Exercise price (in Dollars per share) | $ / shares																														$ 172,500
Convertible Loans [Member]
Financial Liabilities [Line Items]
Convertible loan agreement																					$ 500,000						$ 2,800,000
Convertible Loan Agreements [Member]
Financial Liabilities [Line Items]
Convertible loan agreement																						₪ 1,850	$ 1,400,000	₪ 5,000
Issued ordinary shares (in Shares) | shares																																			35																		35
Number of warrant purchased (in Shares) | shares																																			29
Convertible Loan Agreements [Member] | Ordinary Shares [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares	237																	8
Price per share (in Dollars per share) | $ / shares																		$ 135,000
Number of warrant purchased (in Shares) | shares																		8
Exercise price (in Dollars per share) | $ / shares																		$ 120,000																	$ 135,000
Aggregate principal amount			$ 9,568,751
Principal amount	$ 10,019,374
March to November 2024 [Member]
Financial Liabilities [Line Items]
Exercise price | $ / shares																																		$ 75,000
Aggregate principal amount																																		$ 11,000,000
Minimum conversion amount																																		$ 75,000
Acquisition of ownership percentage																																		100.00%		100.00%
Purchase agreement, description																																		(i) March-November 2024 Warrants exercisable into 29 ordinary shares were exercisable at an exercise price equal to $105,000 per share until March 12, 2027, (ii) March-November 2024 Warrants exercisable into 7 ordinary shares were exercisable at an exercise price equal to $75,000 per share until April 3, 2027, (iii) March-November 2024 Warrants exercisable into 13 ordinary shares were exercisable at an exercise price equal to $105,000 per share until June 26, 2027, (iv) March-November 2024 Warrants exercisable into 1 ordinary shares were exercisable at an exercise price equal to $75,000 per share until June 26, 2027, and (v) March-November 2024 Warrants exercisable into 10 ordinary shares were exercisable at an exercise price equal to $82,500 per share until June 26, 2027.
March-June 2024 Notes [Member]
Financial Liabilities [Line Items]
Percentage of principal amount repaid																7.00%